Supplementary Information On Oil, NGL And Natural Gas Reserves (Summary of Proved Undeveloped Reserves) (Details)	12 Months Ended
Sep. 30, 2016 Mcfe
Extractive Industries [Abstract]
Beginning proved undeveloped reserves	71,917,599
Proved undeveloped reserves transferred to proved developed	(1,806,525)
Revisions	(44,108,114)
Extensions and discoveries	16,631,699
Ending proved undeveloped reserves	42,634,659